ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] Embedded Derivatives [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Embedded Derivatives [Member] CNY	Dec. 31, 2011 Parent Company [Member] Embedded Derivatives [Member] CNY	Dec. 31, 2010 Parent Company [Member] Embedded Derivatives [Member] CNY	Dec. 31, 2012 Parent Company [Member] Convertible Senior Notes [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Parent Company [Member] Convertible Senior Notes [Member] CNY	Dec. 31, 2010 Parent Company [Member] Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Parent Company [Member] Capped Call Options [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] Capped Call Options [Member] CNY	Dec. 31, 2011 Parent Company [Member] Capped Call Options [Member] CNY	Dec. 31, 2010 Parent Company [Member] Capped Call Options [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ (247,799,557)	(1,543,816,018)	273,325,882	881,873,227	$ (247,575,815)	(1,542,422,068)	273,342,819	881,873,227
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of embedded derivatives								(54,938)				(54,938)	15,545,766	96,851,674	(398,030,217)		49,606	309,052	98,282,510
Share of (income)/loss from subsidiaries	2,615	16,291			225,647,722	1,405,807,872	(26,457,224)	(884,060,266)
Exchange (gain)/loss	5,854,271	36,472,691	138,994,253	10,143,414	(7,964)	(49,615)	1,204,936	(291,950)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries					4,445,668	27,696,952	(571,729,995)	(1,662,280)
Decrease/(increase) in other current assets	63,405,300	395,021,362	(426,961,717)	(282,504,242)	123,503	769,436	2,567,600	2,795,634
Increase in due to a subsidiary					(663,522)	(4,133,808)	44,435,210	16,417,507
(Decrease)/increase in other current liabilities					104,000	647,916	(19,959,953)	886,756
Net cash provided by/(used in) operating activities	114,966,204	716,250,943	(766,209,901)	230,413,050	(2,331,036)	(14,522,589)	(596,344,314)	14,130,178
Cash flows from investing activities:
Investments in subsidiaries					(87,247)	(543,555)		(821,266,865)
Net cash used in investing activities	(80,379,478)	(500,772,189)	(2,433,671,124)	(1,552,545,215)	(87,247)	(543,555)		(821,266,865)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				814,286,284				814,286,284
Proceeds from exercise of share options			3,759,081	2,076,090			3,759,081	2,076,090
Net proceeds from issuance of convertible senior notes			812,525,000				812,525,000
Repurchase of convertible senior notes			(5,222,773)				(5,222,773)
Cash paid for capped call options			(117,003,600)				(117,003,600)
Prepayment for share repurchase			(31,924,842)				(31,924,842)
Repurchase of common stock			(56,857,774)				(56,857,774)
Net cash provided by/(used in) financing activities	(59,502,789)	(370,708,322)	3,120,496,240	1,696,817,210			605,275,092	816,362,374
Effect of foreign exchange rate changes on cash and cash equivalents	81,639	508,622	(7,969,056)	(5,959,840)	7,525	46,883	(734,935)	(141,556)
Net increase/(decrease) in cash and cash equivalent	(24,834,424)	(154,720,946)	(87,353,841)	368,725,205	(2,410,758)	(15,019,261)	8,195,843	9,084,131
Cash and cash equivalents, beginning of year	69,637,881	433,850,961	521,204,802	152,479,597	2,773,627	17,279,974	9,084,131
Cash and cash equivalents, end of year	44,803,457	279,130,015	433,850,961	521,204,802	362,869	2,260,713	17,279,974	9,084,131
Supplemental disclosure of non-cash investing and financing cash flow information
Shares repurchase utilized prepayment made in prior year	886,202	5,521,130			886,202	5,521,130
Proceeds from exercise of share options received in subsequent year	$ 25,820	160,861			$ 25,820	160,861